Lease	12 Months Ended
Sep. 30, 2025
Lease
Lease

14. Lease

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,
	2024	2025

Operating lease right-of-use assets	$343	$89

Lease liabilities – current	530	301
Lease liabilities – non-current	42	36
Total operating lease liabilities	$572	$337

The components of operating lease expense were as follows:

	For the years ended September 30,
	2023	2024	2025

Operating lease expense	$96	$229	$231
Short-term lease expense	1	5	18
Total lease expense	$97	$234	$249

Short-term leases included office leases with a term of 12 months or less.

Both operating lease expense and short-term lease expense were recognized in general and administrative expenses and selling expenses.

Remaining lease term and discount rate:

	As of September 30,
	2024	2025

Weighted average remaining lease term (years)	0.72	1.83
Weighted average discount rate	3.63%	3.50%

The following was a schedule of future minimum payments under the Company’s operating leases as of September 30, 2025:

For the fiscal years ended September 30,	Amount
2026	$299
2027	40
Thereafter	-
Total lease payments	339
Less: imputed interest	(2)
Present value of lease liabilities	$337

Cash paid for operating leases for the years ended September 30, 2023, 2024 and 2025 were US$87, US$140 and US$199, respectively.